10-Q NET INCOME (LOSS) PER COMMON SHARE - Reconciliation of Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) attributable to Comstock Mining Inc.	$ (6,378,555)	$ 8,188,231	$ (24,583,620)	$ 14,931,970
Denominator:
Basic weighted average shares outstanding (in shares)	67,351,776	37,740,011	50,417,979	30,526,895
Incremental shares - stock options (in shares)	0	74,641	0	34,273
Diluted weighted average shares outstanding (in shares)	67,351,776	37,814,652	50,417,979	30,561,168
Net income (loss) per common share:
Basic EPS (in dollars per share)	$ (0.09)	$ 0.22	$ (0.49)	$ 0.49
Diluted EPS (in dollars per share)	$ (0.09)	$ 0.22	$ (0.49)	$ 0.49